OPERATING SEGMENT INFORMATION (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Operating Segment
Net operating revenue	R$ 29,080,513	R$ 29,042,129	R$ 26,214,853
Operational expenses	(26,371,596)	(20,441,343)	(9,852,006)
Operating Profit (Loss) Before Financial Result	6,937,255	8,600,786	16,362,847
Financial result	(1,671,646)	(2,448,786)	(447,468)
Results of equity method investments	1,670,903	1,041,071	1,304,023
Net Income for the Year	6,387,313	11,133,420	14,557,245
Reportable Segment
Operating Segment
Net operating revenue	29,080,513	29,042,129	26,214,853
Operating expenses	(26,371,596)	(20,441,343)	(9,852,006)
Period tariff revenue	4,228,338
Operating Profit (Loss) Before Financial Result	6,937,225	8,600,786	16,362,847
Financial result	(1,671,646)	(2,448,786)	(447,468)
Results of equity method investments	1,670,903	1,041,071	1,304,023
Other income and expenses	16,134	24,715
Current and deferred income tax and social contribution	(565,333)	630,659	(2,562,934)
Net Income for the Year	6,387,313	7,848,445	14,656,468
Eliminations
Operating Segment
Net operating revenue	(371,823)	(387,833)	(1,106,103)
Operating expenses	371,823	387,833	(2,371,439)
Operating Profit (Loss) Before Financial Result			(3,477,542)
Administration | Reportable Segment
Operating Segment
Net operating revenue	305,324	194,692	261,355
Operating expenses	(9,238,319)	(2,853,044)	2,225,539
Operating Profit (Loss) Before Financial Result	(8,932,995)	(2,658,352)	(2,177,926)
Generation | Reportable Segment
Operating Segment
Net operating revenue	18,708,084	19,833,995	17,433,979
Operating expenses	(12,832,172)	(13,221,471)	(3,885,030)
Operating Profit (Loss) Before Financial Result	5,875,912	6,612,524	13,548,949
Transmission
Operating Segment
Net operating revenue	10,438,928
Operating expenses	(4,672,928)
Period tariff revenue	4,228,338
Operating Profit (Loss) Before Financial Result	R$ 9,994,338
Transmission | Reportable Segment
Operating Segment
Net operating revenue		9,401,275	9,625,622
Operating expenses		(4,754,661)	(5,821,076)
Operating Profit (Loss) Before Financial Result		R$ 4,646,614	R$ 3,804,546